Finance and operating leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2022, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2023	$22,550	$3,090	$6,165
2024	13,552	1,703	666
2025	3,992	1,730	—
2026	2,642	1,579	—
2027 and thereafter	935	10,665	—
Total minimum lease payments	$43,671	$18,767	$6,831
Less: amount representing interest	(1,867)	(3,921)
Carrying amount of minimum lease payments	$41,804	$14,846
Less: current portion	(21,489)	(2,470)
Long term	$20,315	$12,376
b) Lease expenses and income

Year ended December 31,	2022	2021
Short-term lease expense	$23,003	$27,421
Operating lease expense	4,588	4,556
Operating lease income	(6,831)	(7,074)
During the year ended December 31, 2022, depreciation of equipment under finance leases was $18,573 (December 31, 2021 - $21,343).
c) Supplemental information

	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (in years):
Finance leases	1.9	2.5
Operating leases	10.2	8.3
Weighted-average discount rate:
Finance leases	3.53%	3.22%
Operating leases	4.64%	4.68%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2022, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2023	$22,550	$3,090	$6,165
2024	13,552	1,703	666
2025	3,992	1,730	—
2026	2,642	1,579	—
2027 and thereafter	935	10,665	—
Total minimum lease payments	$43,671	$18,767	$6,831
Less: amount representing interest	(1,867)	(3,921)
Carrying amount of minimum lease payments	$41,804	$14,846
Less: current portion	(21,489)	(2,470)
Long term	$20,315	$12,376
b) Lease expenses and income

Year ended December 31,	2022	2021
Short-term lease expense	$23,003	$27,421
Operating lease expense	4,588	4,556
Operating lease income	(6,831)	(7,074)
During the year ended December 31, 2022, depreciation of equipment under finance leases was $18,573 (December 31, 2021 - $21,343).
c) Supplemental information

	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (in years):
Finance leases	1.9	2.5
Operating leases	10.2	8.3
Weighted-average discount rate:
Finance leases	3.53%	3.22%
Operating leases	4.64%	4.68%